Fair Value Measurements of Financial Instruments (Details) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	$ 46,901	$ 15,613
Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	5,087	1,889
Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets	69,303	61,825
Liabilities	41,814	13,724
Quoted Prices in Active Market (Level 1) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Quoted Prices in Active Market (Level 1) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Quoted Prices in Active Market (Level 1) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	46,901	15,613
Significant Other Observable Inputs (Level 2) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities	5,087	1,889
Significant Other Observable Inputs (Level 2) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets	69,303	61,825
Liabilities	41,814	13,724
Significant Unobservable Inputs (Level 3) [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Interest rate derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Commodity derivatives [Member]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
Assets
Liabilities